Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	255,576
Proposed Maximum Offering Price per Unit	18.50
Maximum Aggregate Offering Price	$ 4,728,156.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 723.88
Offering Note	(a) This Registration Statement on Form S-8 (this “Registration Statement”) covers shares of common stock, par value $0.0001 per share (“Common Stock”), of Katapult Holdings, Inc. (the “Company” or the “Registrant”) (i) issuable pursuant to the Katapult Holdings, Inc. 2021 Equity Incentive Plan (as amended, the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Stock that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction.

(b) Amount of Registration Fee is estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices for a share of Common Stock as quoted on the Nasdaq Stock Market on September 12, 2025.